Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2024	2023
Non-current
1.375% Euro notes 2025 (nominal amount € 300m)	–	257
3.75% GBP notes 2030 (nominal amount £350m)	355	354
5.375% GBP notes 2034 (nominal amount £350m)	350	–
Lease liabilities (see note 35)	452	483
	1,157	1,094
Current (due within one year or on demand)
1.375% Euro notes 2025 (nominal amount € 300m)	250	–
Lease liabilities (see note 35)	65	64
Overdrafts	–	3
	315	67
Total borrowings	1,472	1,161

Included in the
non-current
borrowings above is £13m of accrued interest (2023: £10m). £2m of accrued interest is included in the current borrowings above (2023: £nil). The maturities of the Group’s non-current
borrowings are as follows:

All figures in £ millions	2024	2023
Between one and two years	71	70
Between two and five years	149	419
Over five years	937	605
	1,157	1,094
In 2024, the Group issued a new £350m 5.375% GBP denominated Education Bond. The bond was admitted to trading on the London Stock Exchange. The proceeds from the bond will be used to finance or refinance projects or expenditure that meets the Eligible categories set out in the Group’s Social Bond Framework.
The carrying amounts and market values of borrowings are as follows:

			2024			2023
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
1.375% Euro notes 2025	1.44%	250	247	1.44%	257	252
3.75% GBP notes 2030	3.93%	355	328	3.93%	354	327
5.375% GBP notes 2034	5.6%	350	343	–	–	–
Overdrafts	n/a	–	–	n/a	3	3
		955	918		614	582
The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2024	2023
US dollar	187	217
Sterling	1,013	667
Euro	253	261
Other	19	16
	1,472	1,161
The Group had $1bn (£0.8bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2024 (2023: $1bn (£0.8bn) undrawn). For this facility, the two main covenants require net debt to EBITDA to be a maximum of four times and interest cover to be at least three times. The Group reports against these criteria twice a year and has had significant headroom against both criteria throughout the reporting period. Based on current projections, the covenants will not be breached when they are next tested at the 2025 interim reporting date. There are no additional significant covenants attached to any of the GBP or Euro denominated notes.
In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default.